UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06687

                         The Gabelli Money Market Funds
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)
================================================================================


    PRINCIPAL                                                                  MARKET
      AMOUNT                                                                    VALUE
    ----------                                                                -------
                  U.S. GOVERNMENT OBLIGATIONS -- 100.0%
                  U.S. TREASURY CASH MANAGEMENT BILLS -- 4.8%
$   77,016,000    U.S. Treasury Cash Management Bills,
                    0.137% to 0.406%++, 04/29/09 to 09/15/09              $     76,923,145
                                                                          ----------------
                  U.S. TREASURY BILLS -- 87.1%
 1,400,431,000    U.S. Treasury Bills,
                    0.101% to 1.994%++, 01/02/09 to 10/22/09                 1,398,449,908
                                                                          ----------------

                  U.S. TREASURY NOTES -- 8.1%
     5,000,000      3.250%, 01/15/09                                             5,002,638
    25,000,000      4.500%, 03/31/09                                            25,158,629
    23,624,000      4.500%, 04/30/09                                            23,862,170
    49,000,000      4.875%, 06/30/09                                            50,118,735
    26,000,000      4.625%, 07/31/09                                            26,638,957
                                                                          ----------------
                                                                               130,781,129
                                                                          ----------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS                          1,606,154,182
                                                                          ----------------

TOTAL INVESTMENTS (Cost $1,606,154,182)                       100.0%      $  1,606,154,182
                                                              =====       ================

---------------------
++  Represents annualized yield at date of purchase.


                 See accompanying notes to schedule of investments.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================


SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                      INVESTMENTS IN
                                                        SECURITIES
                                                      (MARKET VALUE)
VALUATION INPUTS                                          ASSETS
----------------                                      --------------
Level 2 - Other Significant Observable Inputs         $1,606,154,182

There were no Level 3 investments at September 30, 2008 or December 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Money Market Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 2, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 2, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       March 2, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.